UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred and Income Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPC

Nuveen Preferred and Income Opportunities Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 147.6% (98.9% of Total Investments)

	COMMON STOCKS – 0.3% (0.2% of Total Investments)

	Capital Markets – 0.3%

184,035	Ares Capital Corporation, (2)			$2,959,283
	Total Common Stocks (cost $3,036,663)			2,959,283

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 46.6% (31.2% of Total Investments)

	Banks – 12.0%

128,500	AgriBank FCB, (4)	6.875%	BBB+	$14,231,375
80,244	Boston Private Financial Holdings Inc.	6.950%	N/R	2,064,678
148,791	Citigroup Inc.	8.125%	BB+	4,163,172
443,498	Citigroup Inc., (2)	7.125%	BB+	12,772,742
172,975	Cobank Agricultural Credit Bank, 144A, (4)	6.250%	BBB+	18,594,812
73,511	Cobank Agricultural Credit Bank, (4)	6.200%	BBB+	7,872,572
38,725	Cobank Agricultural Credit Bank, (4)	6.125%	BBB+	3,957,691
148,251	Countrywide Capital Trust III	7.000%	BBB–	3,807,086
162,199	Cowen Group, Inc.	8.250%	N/R	4,324,225
218,164	Fifth Third Bancorp., (2)	6.625%	Baa3	6,215,492
178,757	FNB Corporation, (5)	7.250%	Ba2	5,182,165
138,932	HSBC Holdings PLC, (2)	8.000%	BBB+	3,737,271
434,200	Huntington BancShares Inc.	6.250%	Baa3	12,053,392
109,175	KeyCorp Preferred Stock, (2)	6.125%	Baa3	3,186,818
82,000	People’s United Financial, Inc., (2)	5.625%	BB+	2,210,720
499,744	Regions Financial Corporation, (2)	6.375%	Ba1	14,167,742
113,600	U.S. Bancorp., (2)	6.500%	A3	3,269,408
216,373	Webster Financial Corporation, (2)	6.400%	Baa3	5,480,728
107,000	Wells Fargo REIT, (2)	6.375%	BBB+	2,835,500
136,352	Western Alliance Bancorp., (5)	6.250%	N/R	3,601,056
39,465	Zions Bancorporation, (2)	6.300%	BB–	1,086,471
	Total Banks			134,815,116

	Capital Markets – 7.6%

132,850	Apollo Investment Corporation, (5)	6.875%	BBB–	3,432,844
133,500	Charles Schwab Corporation	6.000%	BBB	3,659,235
129,169	Charles Schwab Corporation, (5)	5.950%	BBB	3,539,231
74,600	Goldman Sachs Group, Inc.	5.500%	Ba1	2,003,010
163,458	Hercules Technology Growth Capital Incorporated, (5)	6.250%	BBB–	4,127,315
370,280	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	9,188,609
898,328	Morgan Stanley, (2), (5)	7.125%	BB+	26,006,596
269,900	Morgan Stanley, (2)	6.875%	BB+	7,705,645
221,100	Morgan Stanley, (2)	5.850%	BB+	5,969,700
74,448	Northern Trust Corporation, (2)	5.850%	BBB+	1,975,105
145,905	Oaktree Specialty Lending Corporation, (5)	6.125%	BB	3,684,101
261,622	Solar Capital Limited, (5)	6.750%	BBB–	6,605,956
51,445	State Street Corporation, (2)	5.350%	Baa1	1,399,304
97,064	Stifel Financial Corporation, (2)	6.250%	BB–	2,596,462
119,001	Triangle Capital Corporation, (5)	6.375%	N/R	3,009,535
	Total Capital Markets			84,902,648

	Consumer Finance – 3.8%

101,351	Capital One Financial Corporation, (2)	6.700%	Baa3	2,741,545
290,000	Discover Financial Services	6.500%	BB–	7,366,000
1,219,645	GMAC Capital Trust I, (5)	5.785%	B+	32,027,878
	Total Consumer Finance			42,135,423

NUVEEN	1

JPC	Nuveen Preferred and Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Diversified Financial Services – 1.5%

122,780	B. Riley Financial, Inc.	7.500%	N/R	$3,164,041
398,718	KKR Financial Holdings LLC, (5)	7.375%	BBB	10,115,476
141,562	Main Street Capital Corporation, (2)	6.125%	N/R	3,633,897
	Total Diversified Financial Services			16,913,414

	Diversified Telecommunication Services – 1.1%

309,132	Qwest Corporation, (5)	7.000%	BBB–	7,842,679
197,715	Qwest Corporation, (5)	6.875%	BBB–	5,083,253
	Total Diversified Telecommunication Services			12,925,932

	Equity Real Estate Investment Trusts – 0.4%

46,684	Colony Northstar, Inc., (5)	8.250%	N/R	1,200,712
110,563	Senior Housing Properties Trust, (5)	5.625%	BBB–	2,785,082
	Total Equity Real Estate Investment Trusts			3,985,794

	Food Products – 3.9%

365,568	CHS Inc., (2), (5)	7.875%	N/R	10,579,538
517,260	CHS Inc., (2)	7.100%	N/R	14,312,584
486,440	CHS Inc., (2)	6.750%	N/R	13,279,812
23,000	Dairy Farmers of America Inc., 144A, (4)	7.875%	Baa3	2,443,032
24,500	Dairy Farmers of America Inc., 144A, (4)	7.875%	Baa3	2,793,000
	Total Food Products			43,407,966

	Insurance – 9.4%

68,885	Arch Capital Group Limited, (2), (5)	6.750%	BBB	1,746,924
302,283	Argo Group US Inc., (5)	6.500%	BBB–	7,665,897
394,916	Aspen Insurance Holdings Limited, (2)	5.950%	BBB–	10,639,037
144,900	Aspen Insurance Holdings Limited, (2)	5.625%	BBB–	3,670,317
125,700	Axis Capital Holdings Limited	5.500%	BBB	3,183,981
56,900	Delphi Financial Group, Inc., (2), (4)	1.764%	BB+	1,209,125
230,276	Hartford Financial Services Group Inc., (2), (5)	7.875%	BBB–	6,892,161
595,781	Kemper Corporation, (2), (5)	7.375%	Ba1	15,764,365
465,791	Maiden Holdings Limited, (2)	8.250%	BB	11,947,539
315,441	Maiden Holdings NA Limited, (2), (5)	7.750%	BBB–	8,365,495
106,195	National General Holding Company	7.625%	N/R	2,739,831
76,400	National General Holding Company, (2)	7.500%	N/R	1,957,368
153,954	National General Holding Company, (2)	7.500%	N/R	3,941,222
104,443	PartnerRe Limited, (2), (5)	7.250%	Baa2	3,041,380
182,434	Reinsurance Group of America Inc., (2), (5)	6.200%	BBB	5,117,274
411,700	Reinsurance Group of America, Inc., (2), (5)	5.750%	BBB	11,445,260
215,972	Torchmark Corporation, (2), (5)	6.125%	BBB+	5,872,279
	Total Insurance			105,199,455

	Mortgage Real Estate Investment Trust – 0.6%

178,638	Arbor Realty Trust Incorporated	7.375%	N/R	4,510,610
96,986	MFA Financial Inc.	8.000%	N/R	2,488,661
	Total Mortgage Real Estate Investment Trusts			6,999,271

	Oil, Gas & Consumable Fuels – 0.9%

80,400	Nustar Energy LP, (2)	8.500%	Ba3	2,110,500
50,000	Nustar Energy LP	7.625%	Ba3	1,272,500
256,105	Nustar Logistics Limited Partnership, (2)	7.625%	Ba2	6,433,358
	Total Oil, Gas & Consumable Fuels			9,816,358

	Real Estate Management & Development – 0.5%

229,862	Kennedy-Wilson Inc.	7.750%	BB	5,847,689

	Thrifts & Mortgage Finance – 1.5%

195,996	Federal Agricultural Mortgage Corporation, (5)	6.875%	N/R	5,248,773
143,500	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,910,375

2	NUVEEN

Shares	Description (1)	Coupon		Ratings (3)	Value

	Thrifts & Mortgage Finance (continued)

279,100	New York Community Bancorp Inc., (2)	6.375%		Ba1	$7,795,263
	Total Thrifts & Mortgage Finance				16,954,411

	U.S. Agency – 2.4%

246	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	27,093,000

	Wireless Telecommunication Services – 1.0%

413,715	United States Cellular Corporation, (5)	7.250%		Ba1	11,021,368
	Total $25 Par (or similar) Retail Preferred (cost $493,753,716)				522,017,845

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.0% (0.7% of Total Investments)

	Electric Utilities – 1.0%

167,100	NextEra Energy Inc., (5)	6.371%	9/1/18	BBB	$11,655,225
	Total Convertible Preferred Securities (cost $10,100,296)				11,655,225

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 10.7% (7.1% of Total Investments)

	Biotechnology – 0.3%

$3,500	AMAG Pharmaceuticals Inc., 144A, (2), (5)	7.875%	9/01/23	BB–	$3,561,250

	Chemicals – 0.5%

4,675	CVR Partners LP / CVR Nitrogen Finance Corp., 144A, (2), (5)	9.250%	6/15/23	B+	4,978,875

	Commercial Services & Supplies – 0.6%

6,040	GFL Environmental Corporation, 144A, (2), (5)	9.875%	2/01/21	B–	6,425,050

	Consumer Finance – 0.5%

5,425	Navient Corporation, (2), (5)	8.000%	3/25/20	BB	5,981,062

	Diversified Telecommunication Services – 0.8%

10,450	Frontier Communications Corporation, (2), (5)	11.000%	9/15/25	B+	8,843,313

	Equity Real Estate Investment Trusts – 0.7%

8,175	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	7,848,000

	Food Products – 0.1%

1,310	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	1,532,700

	Health Care Providers & Services – 0.6%

7,020	Kindred Healthcare Inc., (2), (5)	8.000%	1/15/20	B–	7,087,041

	Insurance – 0.2%

2,010	Security Benefit Life Insurance Company, 144A, (2)	7.450%	10/01/33	BBB	2,408,144

	Internet Software & Services – 0.4%

3,960	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	4,252,050

	Media – 1.0%

9,775	Dish DBS Corporation, (2), (5)	7.750%	7/01/26	Ba3	10,691,406

	Oil, Gas & Consumable Fuels – 0.6%

6,200	Enviva Partners LP / Enviva Partners Finance Corp.	8.500%	11/01/21	BB–	6,649,500

NUVEEN	3

JPC	Nuveen Preferred and Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Real Estate Management & Development – 0.3%

$3,200	Greystar Real Estate Partners, LLC, 144A, (2), (5)	8.250%	12/01/22	BB–	$3,409,280

	Semiconductors & Semiconductor Equipment – 0.9%

9,000	Micron Technology, Inc., (2), (5)	7.500%	9/15/23	Baa2	9,967,500

	Software – 0.4%

3,700	Conduent Finance Inc. / Xerox Business Services LLC, 144A, (2), (5)	10.500%	12/15/24	BB	4,356,750

	Specialty Retail – 0.6%

6,450	L Brands, Inc., (2), (5)	6.875%	11/01/35	BB+	6,401,625

	Technology Hardware, Storage & Peripherals – 1.3%

12,785	Western Digital Corporation, (2), (5)	10.500%	4/01/24	BB+	15,003,198

	Wireless Telecommunication Services – 0.9%

3,175	Altice Financing SA, 144A, (2), (5)	7.500%	5/15/26	BB–	3,488,531
5,875	Viacom Inc., (2), (5)	6.875%	4/30/36	BBB	6,605,182
9,050	Total Wireless Telecommunication Services				10,093,713
$112,725	Total Corporate Bonds (cost $119,027,914)				119,490,457

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 68.7% (46.1% of Total Investments)

	Automobiles – 1.1%

$11,735	General Motors Financial Company Inc.	5.750%	N/A (6)	BB+	$12,248,406

	Banks – 31.5%

32,620	Bank of America Corporation, (5)	6.500%	N/A (6)	BB+	37,309,125
11,235	Bank of America Corporation	6.300%	N/A (6)	BB+	12,799,811
3,575	Barclays Bank PLC, 144A, (2)	10.180%	N/A (6)	A–	4,414,182
6,825	CIT Group Inc., Series A, (2)	5.800%	N/A (6)	B+	7,070,359
19,280	Citigroup Inc.	6.250%	N/A (6)	BB+	21,955,100
8,885	Citigroup Inc.	6.125%	N/A (6)	BB+	9,529,162
12,885	Citigroup Inc.	5.875%	N/A (6)	BB+	13,489,306
2,925	Citigroup Inc.	5.800%	N/A (6)	BB+	3,060,281
7,214	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	7,556,665
4,690	Cobank Agricultural Credit Bank, (2), (5)	6.250%	N/A (6)	BBB+	5,151,787
4,960	Commerzbank AG, 144A, (2)	8.125%	9/19/23	BBB	6,028,010
4,204	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	BBB+	6,718,496
10,575	JPMorgan Chase & Company	7.900%	N/A (6)	BBB–	10,844,663
32,580	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	37,344,825
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB–	139,375
13,290	JPMorgan Chase & Company	5.300%	N/A (6)	BBB–	13,973,106
4,485	KeyCorp	5.000%	N/A (6)	Baa3	4,681,219
22,925	Lloyds Bank PLC, 144A, (2), (5)	12.000%	N/A (6)	BBB–	30,978,346
7,235	M&T Bank Corporation, (5)	6.450%	N/A (6)	Baa2	8,229,812
5,715	M&T Bank Corporation	5.125%	N/A (6)	Baa2	6,097,905
20,553	PNC Financial Services Inc., (5)	6.750%	N/A (6)	Baa2	23,122,125
5,655	PNC Financial Services	5.000%	N/A (6)	Baa2	5,994,300
4,633	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	Ba2	5,919,584
5,325	SunTrust Bank Inc.	5.625%	N/A (6)	Baa3	5,591,250
8,450	SunTrust Bank Inc., (2)	5.050%	N/A (6)	Baa3	8,665,475
250	US Bancorp	5.125%	N/A (6)	A3	265,000
3,750	Wachovia Capital Trust III	5.570%	N/A (6)	BBB	3,764,063
4,605	Wells Fargo & Company	5.900%	N/A (6)	BBB	5,049,613
38,160	Wells Fargo & Company, (5)	5.875%	N/A (6)	BBB	42,662,880
3,450	Zions Bancorporation	7.200%	N/A (6)	BB–	3,933,000
	Total Banks				352,338,825

4	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Markets – 2.3%

4,270	Bank of New York Mellon, (2)	4.950%	N/A (6)	Baa1	$4,462,150
12,375	Goldman Sachs Group Inc.	5.375%	N/A (6)	Ba1	12,825,141
1,745	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	1,871,512
4,915	Morgan Stanley	5.550%	N/A (6)	BB+	5,160,750
1,725	State Street Corporation	5.250%	N/A (6)	Baa1	1,817,719
	Total Capital Markets				26,137,272

	Commercial Services & Supplies – 0.6%

6,430	AerCap Global Aviation Trust, 144A, (2)	6.500%	6/15/45	BB	7,008,700

	Consumer Finance – 2.5%

4,396	American Express Company	5.200%	N/A (6)	Baa2	4,549,860
2,160	American Express Company	4.900%	N/A (6)	Baa2	2,216,700
12,455	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	13,062,181
7,920	Discover Financial Services	5.500%	N/A (6)	BB–	8,078,400
	Total Consumer Finance				27,907,141

	Diversified Financial Services – 3.4%

5,670	BNP Paribas, 144A	7.195%	N/A (6)	BBB	6,616,210
2,300	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (6)	A	2,386,250
14,800	Compeer Financial, ACA, 144A	6.750%	N/A (6)	BB	15,822,125
9,443	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa2	10,717,805
1,955	Voya Financial Inc., (2)	5.650%	5/15/53	Baa3	2,064,089
	Total Diversified Financial Services				37,606,479

	Electric Utilities – 2.9%

3,620	Electricite de France, 144A	5.250%	N/A (6)	BBB	3,769,325
25,485	Emera, Inc., (2), (5)	6.750%	6/15/76	BBB–	29,148,469
	Total Electric Utilities				32,917,794

	Energy Equipment & Services – 0.7%

7,571	Transcanada Trust, (2), (5)	5.875%	8/15/76	BBB	8,271,318

	Equity Real Estate Investment Trusts – 1.3%

11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (6)	Ba1	14,631,250

	Food Products – 4.3%

2,245	Dairy Farmers of America Inc., 144A	7.125%	N/A (6)	Baa3	2,505,981
34,865	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	38,700,150
6,740	Land O’ Lakes Incorporated, 144A	7.250%	N/A (6)	BB	7,279,200
	Total Food Products				48,485,331

	Industrial Conglomerates – 3.8%

41,361	General Electric Capital Corporation, (5)	5.000%	N/A (6)	A	43,053,906

	Insurance – 12.3%

1,205	AXA SA	8.600%	12/15/30	A3	1,735,200
29,510	Financial Security Assurance Holdings, 144A, (2)	6.400%	12/15/66	BBB+	28,919,800
7,000	Friends Life Group PLC, Reg S	7.875%	N/A (6)	A–	7,393,750
2,108	La Mondiale SAM, Reg S	7.625%	N/A (6)	BBB	2,244,493
7,117	Liberty Mutual Group, 144A, (2), (5)	7.800%	3/07/87	Baa3	9,020,797
9,335	MetLife Capital Trust IV, 144A, (5)	7.875%	12/15/67	BBB	12,578,912
5,760	MetLife Inc., 144A, (2), (5)	9.250%	4/08/38	BBB	8,560,800
4,425	MetLife Inc.	5.250%	N/A (6)	BBB	4,627,930
1,150	Nationwide Financial Services Capital Trust, (2), (5)	7.899%	3/01/37	Baa2	1,270,423
9,550	Nationwide Financial Services Inc., (2), (5)	6.750%	5/15/67	Baa2	10,719,875
900	Principal Financial Group	4.700%	5/15/55	Baa2	925,020
6,855	Provident Financing Trust I	7.405%	3/15/38	Baa3	7,848,975
3,315	Prudential Financial Inc., (2)	5.875%	9/15/42	BBB+	3,656,445

NUVEEN	5

JPC	Nuveen Preferred and Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Insurance (continued)

1,270	Prudential Financial Inc.	5.625%	6/15/43	BBB+	$1,379,855
11,875	QBE Insurance Group Limited, 144A, (2)	7.500%	11/24/43	Baa2	13,739,375
2,540	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,879,725
19,553	Symetra Financial Corporation, 144A, (LIBOR reference rate + 4.177% spread), (2), (5), (13)	5.530%	10/15/37	Baa2	19,650,765
	Total Insurance				137,152,140

	Machinery – 0.2%

2,215	Stanley Black & Decker Inc., (2)	5.750%	12/15/53	BBB+	2,280,343

	Metals & Mining – 0.7%

6,625	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	7,254,375

	Oil, Gas & Consumable Fuels – 0.2%

1,790	Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	1,839,225

	U.S. Agency – 0.5%

4,700	Farm Credit Bank of Texas, 144A, (2)	10.000%	N/A (6)	Baa1	5,734,000

	Wireless Telecommunication Services – 0.4%

3,590	Viacom Inc., (2)	5.875%	2/28/57	Ba1	3,554,998
1,000	Viacom Inc.	6.250%	2/28/57	Ba1	991,800
	Total Wireless Telecommunication Services				4,546,798
	Total $1,000 Par (or similar) Institutional Preferred (cost $714,461,052)				769,413,303

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONTINGENT CAPITAL SECURITIES – 20.3% (13.6% of Total Investments) (7)

	Banks – 16.3%

$2,820	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (6)	Baa2	$3,239,898
3,600	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (6)	BB	3,722,832
1,205	Banco Mercantil del Norte, 144A	7.625%	N/A (6)	BB	1,308,931
1,200	Banco Santander SA, Reg S	6.375%	N/A (6)	Ba1	1,248,000
14,135	Barclays PLC	8.250%	N/A (6)	BB+	15,024,374
6,510	Barclays PLC, Reg S	7.875%	N/A (6)	BB+	7,259,457
2,495	Credit Agricole SA, 144A	7.875%	N/A (6)	BBB–	2,841,181
9,535	Credit Agricole SA, 144A	8.125%	N/A (6)	BBB–	11,477,032
3,950	Credit Agricole, S.A, 144A	6.625%	N/A (6)	BBB–	4,152,437
5,115	HSBC Holdings PLC	6.875%	N/A (6)	BBB	5,632,894
1,750	HSBC Holdings PLC	6.000%	N/A (6)	BBB	1,859,375
5,055	ING Groep N.V.	6.500%	N/A (6)	BBB–	5,548,368
1,000	ING Groep N.V., Reg S	6.875%	N/A (6)	BBB–	1,114,432
22,550	Intesa Sanpaolo SpA, 144A	7.700%	N/A (6)	BB–	24,635,875
23,990	Lloyds Banking Group PLC	7.500%	N/A (6)	BB+	27,378,588
5,000	Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	5,456,250
10,625	Royal Bank of Scotland Group PLC	7.500%	N/A (6)	Ba3	11,384,688
8,405	Royal Bank of Scotland Group PLC	8.625%	N/A (6)	Ba3	9,517,822
8,726	Societe Generale, 144A	7.875%	N/A (6)	BB+	9,893,103
7,795	Societe Generale, 144A	7.375%	N/A (6)	BB+	8,613,475
2,660	Standard Chartered PLC, 144A	7.500%	N/A (6)	Ba1	2,917,887
2,600	Standard Chartered PLC, 144A	6.500%	N/A (6)	Ba1	2,704,000
13,845	UniCredit SpA, Reg S	8.000%	N/A (6)	B+	15,326,083
164,566	Total Banks				182,256,982

	Capital Markets – 3.0%

12,820	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB	14,903,250

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Markets (continued)

$1,600	Credit Suisse Group AG, Reg S	7.125%	N/A (6)	Ba2	$1,752,000
2,900	Macquarie Bank Limited, 144A	6.125%	N/A (6)	Ba1	3,041,375
4,355	UBS Group AG, Reg S	7.125%	N/A (6)	BBB–	4,692,512
8,230	UBS Group AG, Reg S	7.000%	N/A (6)	BBB–	9,428,996
29,905	Total Capital Markets				33,818,133

	Diversified Financial Services – 1.0%

3,170	BNP Paribas, 144A	7.625%	N/A (6)	BBB–	3,554,362
6,065	BNP Paribas, 144A	7.375%	N/A (6)	BBB–	7,005,075
9,235	Total Diversified Financial Services				10,559,437
$203,706	Total Contingent Capital Securities (cost $211,609,124)				226,634,552
	Total Long-Term Investments (cost $1,551,988,765)				1,652,170,665

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.6% (1.1% of Total Investments)

	REPURCHASE AGREEMENTS – 1.6% (1.1% of Total Investments)

$17,976	Repurchase Agreement with Fixed Income Clearing Corporation dated 10/31/17, repurchase price $17,976,521, collateralized by $18,340,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $18,345,649	0.120%	11/01/17		$17,976,461
	Total Short-Term Investments (cost $17,976,461)				17,976,461
	Total Investments (cost $1,569,965,226) – 149.2%				1,670,147,126
	Borrowings – (39.0)% (8), (9)				(437,000,000)
	Reverse Repurchase Agreements – (11.2)% (10)				(125,000,000)
	Other Assets Less Liabilities – 1.0% (11)				11,056,615
	Net Assets Applicable to Common Shares – 100%				$1,119,203,741

Investments in Derivatives as of October 31, 2017

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$114,296,000	Receive	1-Month LIBOR	1.462%	Monthly	12/01/17	12/01/18	12/01/20	$40,349	$1,605,108	$(1,564,759)
Morgan Stanley Capital Services, LLC	277,500,000	Receive	1-Month LIBOR	1.994	Monthly	6/01/18	7/01/25	7/01/27	1,426,272	—	1,426,272
Total	$391,796,000								$1,466,621	$1,605,108	$(138,487)

NUVEEN	7

JPC	Nuveen Preferred and Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,959,283	$—	$—	$2,959,283
$25 Par (or similar) Retail Preferred	443,823,238	78,194,607	—	522,017,845
Convertible Preferred Securities	11,655,225	—	—	11,655,225
Corporate Bonds	—	119,490,457	—	119,490,457
$1,000 Par (or similar) Institutional Preferred	—	769,413,303	—	769,413,303
Contingent Capital Securities	—	226,634,552	—	226,634,552

Short-Term Investments:
Repurchase Agreements	—	17,976,461	—	17,976,461

Investments in Derivatives:
Interest Rate Swaps*	—	(138,487)	—	(138,487)
Total	$458,437,746	$1,211,570,893	$—	$1,670,008,639
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

8	NUVEEN

Tax cost of investments	$1,571,569,851
Gross unrealized:
Appreciation	$103,338,637
Depreciation	(4,761,362)
Net unrealized appreciation (depreciation) of investments	$98,577,275

Tax cost of swaps	$1,605,108
Net unrealized appreciation (depreciation) of swaps	$(138,487)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $498,481,173.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,070,933,007 have been pledged as collateral for borrowings.

(9)	Borrowings as a percentage of Total Investments is 26.2%.

(10)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.5%.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(13)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

NUVEEN	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017